CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 ILS	Dec. 31, 2013 USD ($)	Dec. 31, 2013 ILS
CONSOLIDATED BALANCE SHEETS [Abstract]
Trade receivables, allowance for doubtful accounts	$ 1,802		$ 809
Ordinary shares, par value per share		1		1
Ordinary shares, shares authorized	39,748,000	39,748,000	39,748,000	39,748,000
Ordinary shares, shares issued	16,269,022	16,269,022	16,147,522	16,147,522
Ordinary shares, shares outstanding	16,269,022	16,269,022	16,147,522	16,147,522